Assets Held for Sale and Discontinued Operations - Summary of Impairment (Details) - CAD ($) $ in Thousands		12 Months Ended
	Feb. 17, 2026	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of analysis of single amount of discontinued operations [line items]
Cash	$ 5,500
Preferred shares	10,230
Consideration received	15,730
Less: Non-controlling interest		$ 0	$ 41,420
Equity		511,832	608,591	$ 601,870
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Net assets disposed	68,014
Less: Non-controlling interest	(27,216)
Equity	40,798
Impairment of Plant Propagation	$ (25,068)	$ (25,068)	$ 0